FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
Schedule of fair value of derivative contracts
	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	As of June 30, 2 0 2 5	As of December 31, 2 0 2 4	As of June 30, 2 0 2 5	As of December 31, 2 0 2 4
Derivatives designated as hedging instruments in cash flow hedge	2,312	617	-	-

Schedule of balance of derivative instruments and impact on accumulated other comprehensive income
	Six months ended June 30,
	2 0 2 5	2 0 2 4
Cost of revenues:
Products	(111)	(12)
Services	(42)	(4)
Total cost of revenues	(153)	(16)
Operating expenses:
Research and development, net	(271)	(27)
Sales and marketing	(83)	(8)
General and administrative	(187)	(20)
Total operating expenses	(541)	(55)
Gain on derivative instruments	(694)	(71)